11. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS: Schedule of Cash Flow, Supplemental Disclosures (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Details
Deferred exploration expense recorded as accounts payable	$ 48	$ 21	$ 23